Other Current and Non-current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Provisions	[1]	$ 620	$ 620
Interest payable		96	92
Other accounts payable and accrued expenses	[2]	216	233
Contract liabilities with customers	[3]	293	257
Other current liabilities		$ 1,225	$ 1,202

[1]	Current provisions primarily consist of accrued employee benefits, insurance payments, accruals for legal assessments and others. These amounts are revolving in nature and are expected to be settled and replaced by similar amounts within the next 12 months.
[2]	As of December 31, 2022 and 2021, includes $6 and $7, respectively, of the current portion of other taxes payable in Mexico.
[3]	As of December 31, 2022 and 2021, contract liabilities with customers included $253 and $219, respectively, of advances received from customers, as well as in 2022 and 2021 the current portion of deferred revenues in connection with advances under long-term clinker supply agreements of $5 and $4, respectively.